Trading liabilities	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Trading liabilities

22	Trading liabilities

		2017	2016
	Footnotes	$m	$m
Deposits by banks	1	23,297	24,827
Customer accounts	1, 2	52,595	45,085
Other debt securities in issue (Note 24)	3	40,734	32,656
Other liabilities – net short positions in securities		67,735	51,123
At 31 Dec		184,361	153,691

1	‘Deposits by banks’ and ‘Customer accounts’ include repos, settlement accounts, stock lending, cash collateral and margin accounts relating to trading activities.

2
Structured deposits placed at HSBC Bank USA and HSBC Trust Company (Delaware) National Association are insured by the Federal Deposit Insurance Corporation, a US government agency, up to $250,000 per depositor.

3	‘Other debt securities in issue’ comprises structured notes issued by HSBC for which market risks are actively managed as part of trading portfolios.
At 31 December 2017, the cumulative amount of change in fair value attributable to changes in HSBC’s credit risk was a loss of $543m (2016: gain of $2m).